TRADE AND OTHER RECEIVABLES - By age (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp 12,193	Rp 10,667
Financial instruments not credit-impaired
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp 5,291	Rp 4,033
Not past due
TRADE AND OTHER RECEIVABLES
Expected credit loss rate	5.70%	5.50%
Past due up to 3 months
TRADE AND OTHER RECEIVABLES
Expected credit loss rate	9.10%	13.40%
Past due more than 3 to 6 months
TRADE AND OTHER RECEIVABLES
Expected credit loss rate	21.80%	25.80%
Past due more than 6 months
TRADE AND OTHER RECEIVABLES
Expected credit loss rate	83.50%	85.80%
Gross or Cost
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp 18,257	Rp 16,228
Gross or Cost | Not past due
TRADE AND OTHER RECEIVABLES
Trade receivables	7,319	7,020
Gross or Cost | Past due up to 3 months
TRADE AND OTHER RECEIVABLES
Trade receivables	3,602	2,758
Gross or Cost | Past due more than 3 to 6 months
TRADE AND OTHER RECEIVABLES
Trade receivables	1,305	1,215
Gross or Cost | Past due more than 6 months
TRADE AND OTHER RECEIVABLES
Trade receivables	6,031	5,235
Allowance for expected credit losses
TRADE AND OTHER RECEIVABLES
Trade receivables	(6,064)	(5,561)	Rp (5,623)
Allowance for expected credit losses | Not past due
TRADE AND OTHER RECEIVABLES
Trade receivables	(417)	(386)
Allowance for expected credit losses | Past due up to 3 months
TRADE AND OTHER RECEIVABLES
Trade receivables	(329)	(369)
Allowance for expected credit losses | Past due more than 3 to 6 months
TRADE AND OTHER RECEIVABLES
Trade receivables	(285)	(313)
Allowance for expected credit losses | Past due more than 6 months
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp (5,033)	Rp (4,493)